LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
INCOME PER SHARE [Abstract]
LOSS PER SHARE
28.	LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share – basic and diluted	(78,304)	(261,867)	(284,320)	(43,699)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share – basic and diluted	134,546,772	130,631,867	130,091,977	130,091,977
Loss per share – basic and diluted	(0.58)	(2.00)	(2.19)	(0.34)

The effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2015, 2016 and 2017 as their effects would be anti-dilutive.